(2) Significant Accounting Policies: Property and Equipment (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loss on disposal of property and equipment	$ 23,865	$ 300,338
Scenario, Previously Reported
Loss on disposal of property and equipment	23,865	300,338
Segment Reporting Information, Significant Noncash Items Other than Depreciation, Depletion, and Amortization Expense	1,387,756	1,160,920
Utilities Operating Expense, Impairments	$ 1,494,518	$ 291,479